SHARE CAPITAL AND RESERVES - Details of common shares issued in 2020 (Details) - CAD ($)					12 Months Ended
	Dec. 14, 2022	Nov. 24, 2021	Aug. 24, 2021	Apr. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Price per share	$ 8.00
Gross proceeds from issuance of shares	$ 50,000,000				$ 52,549,677	$ 57,502,415
Share issuance costs included in accounts payable and accrued liabilities					$ 3,629,986	$ 4,457,654
Bought-deal private placement financing
Disclosure of classes of share capital [line items]
Number of shares issued			5,048,500
Price per share			$ 11.39
Gross proceeds from issuance of shares			$ 57,502,415
Share issuance costs included in accounts payable and accrued liabilities			3,254,048
Amount paid to underwriters			2,734,547
Premium received on flow-through shares issued			$ 14,590,165
Non-brokered private placement financing
Disclosure of classes of share capital [line items]
Number of shares issued		5,000,000		2,857,000
Price per share		$ 9.60		$ 5.25
Gross proceeds from issuance of shares		$ 48,000,000		$ 14,999,250
Finders' fee paid		480,000		524,974
Share issuance costs included in accounts payable and accrued liabilities		615,965		587,641
Premium received on flow-through shares issued		$ 12,600,000		$ 1,971,330